Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.85% (A), 07/25/2036	$ 2,851,425	$ 2,806,710
Dell Equipment Finance Trust
Series 2019-1, Class A2,
2.78%, 08/23/2021 (B)	417,939	419,734
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 0.88% (A), 04/25/2039 (B)	1,466,055	1,447,792
GreatAmerica Leasing Receivables Funding LLC
Series 2018-1, Class A3,
2.60%, 06/15/2021 (B)	225,303	225,782
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 0.90% (A), 07/26/2066 (B)	1,275,979	1,276,252
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	846,702	857,348
SLM Student Loan Trust
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 0.41% (A), 01/25/2041	4,065,325	3,880,461
Verizon Owner Trust
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	537,932	541,858

Total Asset-Backed Securities (Cost $11,448,624)		11,455,937

CORPORATE DEBT SECURITIES - 6.6%
Banks - 0.5%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,500,000	1,577,034
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	319,841
ING Bank NV
5.80%, 09/25/2023 (B)	316,000	354,777

		2,251,652

Beverages - 0.1%
Constellation Brands, Inc.
3.15%, 08/01/2029	303,000	330,755

Capital Markets - 0.8%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,809,219
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	1,500,000	1,597,793
3.75%, 02/25/2023, MTN	316,000	339,167

		3,746,179

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	$ 485,000	$ 517,201
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	300,581

		817,782

Diversified Financial Services - 2.4%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B) (C)	208,000	206,424
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,132,937	1,160,415
Private Export Funding Corp.
3.27%, 11/08/2021 (B)	10,000,000	10,306,369

		11,673,208

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
4.02%, 12/03/2029	1,500,000	1,796,188

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	269,715

Health Care Equipment & Supplies - 0.0% (D)
Abbott Laboratories
3.40%, 11/30/2023	184,000	200,091

Health Care Providers & Services - 0.7%
CVS Health Corp.
3.75%, 04/01/2030	1,500,000	1,711,701
Humana, Inc.
4.88%, 04/01/2030	1,500,000	1,874,744

		3,586,445

Media - 0.3%
Comcast Corp.
3.40%, 04/01/2030	1,500,000	1,730,794

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	1,500,000	1,727,040

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC
4.74%, 03/11/2021	263,000	268,129

Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp.
2.85%, 04/01/2030	1,500,000	1,685,259

Specialty Retail - 0.4%
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,500,000	1,860,836

Total Corporate Debt Securities (Cost $29,344,245)		31,944,073

MORTGAGE-BACKED SECURITIES - 5.9%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,544,460	2,620,975
Series 2013-CR9, Class A4,
4.36% (A), 07/10/2045	3,000,000	3,216,746
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,280,610

Transamerica Series Trust	Page 1

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.67% (A), 09/10/2035 (B)	$ 5,000,000	$ 5,450,869
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,250,507
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	4,535,000	4,832,636
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.30% (A), 08/15/2046	3,500,000	3,762,284

Total Mortgage-Backed Securities (Cost $27,068,520)		28,414,627

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
Texas - 0.5%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 1.16% (A), 12/01/2034	2,699,936	2,672,342

Vermont - 0.3%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 0.85% (A), 07/28/2034	1,306,248	1,269,529

Total Municipal Government Obligations (Cost $3,999,379)		3,941,871

U.S. GOVERNMENT AGENCY OBLIGATIONS - 86.0%
Federal Farm Credit Banks Funding Corp.
1.75%, 01/28/2026	25,000,000	26,671,738
2.49%, 07/27/2026	25,000,000	27,813,150
Federal Home Loan Banks
2.38%, 03/14/2025	25,000,000	27,134,742
3.25%, 11/16/2028 (C)	6,000,000	7,201,903
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,310,264
2.65%, 11/25/2029	3,000,000	3,381,480
3.01%, 07/25/2025	5,000,000	5,512,036
3.11%, 02/25/2023	10,000,000	10,544,580
3.19% (A), 09/25/2027	4,070,000	4,673,815
3.25% (A), 04/25/2023	7,294,000	7,735,072
3.29%, 11/25/2027	15,000,000	17,295,054
3.30%, 04/25/2029	10,000,000	11,678,088
3.31%, 09/25/2025	15,000,000	16,788,563
3.77%, 12/25/2028	5,000,000	5,998,009
3.90% (A), 08/25/2028	8,484,000	10,231,399
3.97% (A), 01/25/2021	2,604,547	2,621,199
4.08% (A), 11/25/2020	2,104,478	2,106,173
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	8,300,000	8,195,357
2.38%, 01/19/2023 (C)	18,500,000	19,407,473
2.63%, 09/06/2024	4,000,000	4,370,268
2.88%, 09/12/2023 (C)	2,000,000	2,155,586
Government National Mortgage Association
3.98% (A), 09/20/2061	188,744	199,873
4.26% (A), 06/20/2062	233,695	254,614

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.63% (A), 07/20/2061 - 10/20/2061	$ 12,897	$ 13,503
4.70% (A), 10/20/2061 - 12/20/2061	15,313	16,889
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 01/15/2021	14,356,000	14,346,096
Tennessee Valley Authority
2.88%, 02/01/2027	6,000,000	6,819,685
3.50%, 12/15/2042	5,000,000	6,423,702
4.25%, 09/15/2065 (C)	15,000,000	22,817,908
4.88%, 01/15/2048 (C)	5,000,000	7,641,297
Uniform Mortgage-Backed Security
2.00%, TBA (E)	30,000,000	30,965,117
2.50%, TBA (E)	97,000,000	101,705,000
United States International Development Finance Corp.
5.14%, 12/15/2023	5,131	5,576

Total U.S. Government Agency Obligations (Cost $403,001,106)		418,035,209

U.S. GOVERNMENT OBLIGATIONS - 20.4%
U.S. Treasury - 19.2%
U.S. Treasury Bond
1.13%, 05/15/2040	9,000,000	8,874,844
2.00%, 02/15/2050 (C)	8,600,000	9,756,969
2.50%, 02/15/2045	1,000,000	1,233,438
2.75%, 11/15/2047	1,018,000	1,326,223
2.88%, 05/15/2049	900,000	1,208,285
3.00%, 05/15/2042 (C)	2,369,000	3,155,027
3.00%, 11/15/2045 - 02/15/2048	6,150,000	8,311,475
3.38%, 11/15/2048	500,000	729,375
3.50%, 02/15/2039	1,414,500	1,988,201
3.63%, 08/15/2043	1,814,000	2,649,503
4.50%, 02/15/2036 (C)	3,340,000	5,058,795
U.S. Treasury Note
0.50%, 03/15/2023	30,000,000	30,260,156
1.13%, 07/31/2021 - 02/28/2027	12,947,000	13,388,510
1.50%, 02/15/2030 (C)	1,000,000	1,079,375
2.13%, 05/31/2026	1,124,000	1,236,400
2.50%, 01/31/2025 (C)	3,000,000	3,293,906

		93,550,482

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030 (C)	5,052,000	5,619,824

Total U.S. Government Obligations (Cost $93,362,146)		99,170,306

	Shares	Value
OTHER INVESTMENT COMPANY - 13.9%
Securities Lending Collateral - 13.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (F)	67,715,938	67,715,938

Total Other Investment Company (Cost $67,715,938)		67,715,938

Transamerica Series Trust	Page 2

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 5.0%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2020, to be repurchased at $24,313,413 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $24,799,777.

$ 24,313,413	$ 24,313,413

Total Repurchase Agreement (Cost $24,313,413)	24,313,413

Total Investments (Cost $660,253,371)	684,991,374
Net Other Assets (Liabilities) - (41.0)%	(199,041,457)

Net Assets - 100.0%	$ 485,949,917

Transamerica Series Trust	Page 3

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	4	12/31/2020	$ 503,438	$ 504,125	$ 687	$ —

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(52)	12/31/2020	$(6,553,938)	$(6,553,625)	$313	$—
10-Year U.S. Treasury Note	(162)	12/21/2020	(22,537,814)	(22,604,063)	—	(66,249)
10-Year U.S. Treasury Ultra Note	(76)	12/21/2020	(12,083,475)	(12,154,062)	—	(70,587)

Total					$313	$(136,836)

Total Futures Contracts					$1,000	$(136,836)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,455,937	$—	$11,455,937
Corporate Debt Securities	—	31,944,073	—	31,944,073
Mortgage-Backed Securities	—	28,414,627	—	28,414,627
Municipal Government Obligations	—	3,941,871	—	3,941,871
U.S. Government Agency Obligations	—	418,035,209	—	418,035,209
U.S. Government Obligations	—	99,170,306	—	99,170,306
Other Investment Company	67,715,938	—	—	67,715,938
Repurchase Agreement	—	24,313,413	—	24,313,413

Total Investments	$67,715,938	$617,275,436	$—	$684,991,374

Other Financial Instruments
Futures Contracts (H)	$1,000	$—	$—	$1,000

Total Other Financial Instruments	$1,000	$—	$—	$1,000

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(136,836)	$—	$—	$(136,836)

Total Other Financial Instruments	$(136,836)	$—	$—	$(136,836)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $25,830,308, representing 5.3% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $69,963,680, collateralized by cash collateral of $67,715,938 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,657,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at September 30, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

Transamerica Series Trust	Page 5

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 7